INVESCO MONEY MARKET FUNDS, INC.
                          INVESCO Cash Reserves Fund
                         INVESCO Tax-Free Money Fund
                      INVESCO U.S. Government Money Fund

                Supplement to Prospectus dated October 1, 1997

At numerous places in the above Funds' Prospectus, it is noted that INVESCO Funds Group, Inc. ("IFG") is the investment adviser, administrator, transfer agent and distributor of the Funds. Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI"), a newly-created wholly-owned subsidiary of IFG, became the distributor of the Funds. Effective on that date, INVESCO Money Market Funds, Inc. (the "Company") entered into a new Distribution Agreement (the "Agreement") with IDI that is substantially identical to the corresponding agreement the Company had with IFG for distribution services. The Agreement was approved by the Company's Board of Directors at a meeting held on September 2, 1997. The Agreement in no way changes the basis upon which distribution services are being provided to the Funds by IFG-affiliated companies. IFG remains the investment adviser, administrator and transfer agent for the Funds.

The date of this Supplement is October 1, 1997.

                       INVESCO MONEY MARKET FUNDS, INC.

              Supplement to Statement of Additional Information
                            dated October 1, 1997

At numerous places in the Money Market Funds, Inc.'s (the "Company") Statement of Additional Information, it is noted that INVESCO Funds Group, Inc. ("IFG") is the investment adviser, administrator, transfer agent and distributor of the Funds. Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI"), a newly-created wholly-owned subsidiary of IFG, became the distributor of the Funds. Effective on that date, the Company entered into a new Distribution Agreement (the "Agreement") with IDI that is substantially identical to the corresponding agreement the Company had with IFG for distribution services. The Agreement was approved by the Company's Board of Directors at a meeting held on September 2, 1997. The Agreement in no way changes the basis upon which distribution services are being provided to the Funds by IFG-affiliated companies. IFG remains the investment adviser, administrator and transfer agent for the Funds.

The date of this Supplement is October 1, 1997.